COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum lease commitments under non-cancelable operating leases are as follows:
2016	$ 217
2017	74
2018	58
2019	10
Total	359
Operating lease expense	$ 411	$ 379	$ 480